Equity (Details) - USD ($)				12 Months Ended
		Dec. 17, 2023	Mar. 20, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 18, 2024	Mar. 24, 2022
Equity [Line Items]
Ordinary shares authorized (in Shares)	[1]			200,000,000	200,000,000
Ordinary shares par value (in Dollars per share)	[1]			$ 0.00025	$ 0.00025
Ordinary shares issued (in Shares)	[1]			21,500,000	20,000,000
Share split description			ordinary shares on the basis of 1:4000
Authorized share capital	[1]			$ 5,375	$ 5,000
Offering shares				4,042,058
Public offering price (in Dollars per share)					$ 4
Net proceeds amount				$ 5,356,417
Percentage of registered capital				50.00%
Net assets				$ 1,206,886	$ 1,441,960
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve				10.00%
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.00025
Ordinary shares issued (in Shares)							9,300,000
IPO [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.00025
Net proceeds amount		$ 5,356,417
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Offering shares		$ 1,500,000
Public offering price (in Dollars per share)		$ 4
Gross proceeds		$ 6,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized (in Shares)			200,000,000
Ordinary shares par value (in Dollars per share)			$ 0.00025
Ordinary shares issued (in Shares)								20,000,000
Authorized share capital			$ 50,000
Offering shares	[2]			$ 375

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).